RISK MANAGEMENT - Credit Loss Allowance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance			$ 877
Increase in credit losses allowance	$ (118)	$ (72)	(767)	$ (597)
Ending balance	1,558		1,558
Credit Risk
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,537	666	877	142
Increase in credit losses allowance	118	71	767	597
Translation effect	(97)	(50)	(86)	(52)
Ending balance	$ 1,558	$ 687	$ 1,558	$ 687